Note 6. Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
(in $000's)	2013	2012
Payroll & related costs	$418	$92
Sales commissions	$167	$139
Ocean Freight	$150	$180
Sales Tax	$125	$163
Warranty	$71	$71
Other accrued expenses	$514	$395
Total	$1,445	$1,040

Schedule of Product Warranty Liability [Table Text Block]
	Year Ended December 31,
Warranty provision:	2013	2012
Beginning Balance	$71	$87
Additions	$120	$127
Payments	$(120)	$(143)
Balance at end of year	$71	$71